Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges for Cash Flow Hedges and Net Investment Hedges (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 4,078	$ 2,932
Carrying amount of the hedging instruments, Liabilities	(9,902)	(10,163)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	2,404	(27)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	2,390	(41)
Ineffectiveness recorded in non-interest income-other	8	2
Cash flow hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	3,897	2,756
Carrying amount of the hedging instruments, Liabilities	(3,544)	(3,871)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	2,551	363
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	2,537	349
Ineffectiveness recorded in non-interest income-other	8	2
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	684	897
Carrying amount of the hedging instruments, Liabilities	(1,575)	(1,208)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	62	525
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	58	518
Ineffectiveness recorded in non-interest income-other	(2)	(7)
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,347	380
Carrying amount of the hedging instruments, Liabilities	(570)	(524)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	896	756
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	908	759
Ineffectiveness recorded in non-interest income-other	13	7
Cash flow hedges [member] | Currency or interest rate risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	17	38
Carrying amount of the hedging instruments, Liabilities	(12)	(57)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	464	49
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	464	44
Ineffectiveness recorded in non-interest income-other	(1)	3
Cash flow hedges [member] | Currency or interest rate risk [member] | Cash [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	71	70
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	4
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	4
Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,770	1,337
Carrying amount of the hedging instruments, Liabilities	(1,385)	(2,082)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	1,298	(1,050)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	1,276	(1,055)
Ineffectiveness recorded in non-interest income-other	(2)	(1)
Cash flow hedges [member] | Equity price risk return swap [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	8	34
Carrying amount of the hedging instruments, Liabilities	(2)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(173)	83
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(173)	83
Net investment hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	181	176
Carrying amount of the hedging instruments, Liabilities	(6,358)	(6,292)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(147)	(390)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(147)	(390)
Net investment hedges [member] | Currency risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Liabilities	(6,150)	(6,080)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(70)	(2)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(70)	(2)
Net investment hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	181	176
Carrying amount of the hedging instruments, Liabilities	(208)	(212)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(77)	(388)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	$ (77)	$ (388)